Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Schedule of movement in number of shares under share purchase payment plans

	Number of Series A
	shares
Outstanding as of January 1st, 2017	618,048	*
Purchased during the year	547,310
Granted during the year	—
Exercised/vested during the year	(345,270)
Forfeited during the year	—
Outstanding as of December 31, 2017	820,088	*
Purchased during the year	3,208,115
Granted during the year	—
Exercised/vested during the year	(353,457)
Forfeited during the year	(121,451)
Outstanding as of December 31, 2018	3,553,295	*
Purchased during the year	2,694,600
Granted during the year	—
Exercised/vested during the year	(959,614)
Forfeited during the year	(173,090)
Outstanding as of December 31, 2019	5,115,191	*

* These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2019, 2018 and 2017.

Schedule of weighted average assumptions used to estimate the fair market value of the MIP at the date of grant

2012
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk—free interest rate (%)	5.96%
Expected life of share options (years)	8.8
Exercise share price (in Mexican pesos Ps.)	5.31
Exercise multiple	1.1
Fair value of the stock at grant date	1.73

Schedule of movement in number of shares options and fixed exercise prices

				Total in
	Number of share	Exercise price		thousands of
	options	in Mexican pesos		Mexican pesos
Outstanding as of December 31, 2016	12,557,857	Ps.	5.31	Ps.	66,733
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(120,000)		5.31		(638)
Outstanding as of December 31, 2017	12,437,857	Ps.	5.31	Ps.	66,095
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(2,003,876)		5.31		(10,654)
Outstanding as of December 31, 2018	10,433,981	Ps.	5.31	Ps.	55,441
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(2,780,000)		5.31		(14,773)
Outstanding as of December 31, 2019	7,653,981	Ps.	5.31	Ps.	40,668

Schedule of retention plan (benefit) expenses recognized

	2019		2018		2017
(Benefit) expense arising from cash-settled share-based payments transactions	Ps.	40,724	Ps.	(5,238)	Ps.	(25,498)
Expense arising from equity-settled share-based payments transactions		49,659		19,980		13,508
Total expense (benefit) arising from share-based payments transactions	Ps.	90,383	Ps.	14,742	Ps.	(11,990)

Share purchase plan
Share-based payments
Schedule of vesting period of shares granted

Number of Series A
shares	Vesting period
2,211,269	November 2019 – 2020
2,005,716	November 2020 – 2021
898,206	November 2021 – 2022
5,115,191

SARs - cash settled
Share-based payments
Schedule of vesting period of shares granted

Number of SARs		Exercisable date
725,193		November 2020

725,193	*

MIP II
Share-based payments
Schedule of vesting period of shares granted

Number of SARs		Vesting date
2,825,840		February 2020
3,391,020		February 2021
6,216,860	*

* Includes forfeited SARs of 0,1,563,520 and 0, for the years ended December 31, 2019, 2018 and 2017, respectively.